Annual Fund Operating Expenses - Mid-Cap Equity Portfolio	Jul. 01, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.20%	[1]
Other Expenses (as a percentage of Assets):	0.04%	[1]
Expenses (as a percentage of Assets)	0.69%	[1]
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.64%	[1]
Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.04%	[1]
Expenses (as a percentage of Assets)	0.49%	[1]
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.44%	[1]

[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.